Expense Example - FidelityCapitalAppreciationFund-RetailPRO - FidelityCapitalAppreciationFund-RetailPRO - Fidelity Capital Appreciation Fund - Fidelity Capital Appreciation Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798